Schedule of Supplemental Cash Flows Information Related to Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Operating lease right-of-use asset	$ 961
Operating lease liability, current portion	298
Operating lease liability, non-current portion	736
Total operating lease liability	$ 1,034